As filed with the Securities and Exchange Commission on January 9, 2020.
1933 Act Registration No. 333-218855
1940 Act Registration No. 811-23149
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 11	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 18	☒
(Check appropriate box or boxes)

THRIVENT CORE FUNDS
(Exact name of registrant as specified in charter)

625 FOURTH AVENUE SOUTH
MINNEAPOLIS, MINNESOTA 55415
(Address of Principal Executive Offices)(Zip Code)
Registrant's Telephone Number, including Area Code: (612) 844-7190

JOHN D. JACKSON
ASSISTANT SECRETARY
THRIVENT CORE FUNDS
625 FOURTH AVENUE SOUTH
MINNEAPOLIS, MINNESOTA 55415
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
☐	immediately upon filing pursuant to paragraph (b)
☒	on January 31, 2020, pursuant to paragraph (b)
☐	on (date) after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Post-Effective Amendment No. 8 (the “Amendment”) to the Registration Statement on Form N-1A for Thrivent Core Emerging Markets Equity Fund (the “Fund”) was filed pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”) on August 29, 2019 and would have become effective on November 13, 2019. Post-Effective Amendment No. 9 was filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act for the purpose of designating December 13, 2019 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 10 was filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act for the purpose of designating January 10, 2020 as the date upon which the Amendment would have become effective. This Post-Effective Amendment No. 11 is filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act for the purpose of designating January 31, 2020 as the new date upon which the Amendment shall become effective. This Post-Effective Amendment No. 11 incorporates by reference the information relating to the Fund contained in Parts A, B, and C of the Amendment.

In addition to the Fund described in this Registration Statement, the Registrant offers another series pursuant to a separate prospectus and statement of additional information filed only under the Investment Company Act of 1940; the filing of this Post-Effective Amendment No. 11 to the Registration Statement does not affect such other prospectus and statement of additional information of the Registrant.

This Post-Effective Amendment relates solely to Thrivent Core Emerging Markets Equity Fund. Information contained in the Registrant's prospectus and statement of additional information relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 9th day of January, 2020.
THRIVENT CORE FUNDS
/s/ John D. Jackson
John D. Jackson Assistant Secretary
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 9th day of January, 2020:
Signature	Title
/s/ David S. Royal	Trustee and President (Principal Executive Officer)
David S. Royal
/s/ Gerard V. Vaillancourt	Treasurer (Principal Financial and Accounting Officer)
Gerard V. Vaillancourt
*	Trustee
Janice B. Case
*	Trustee
Robert J. Chersi
*	Trustee
Marc S. Joseph
*	Trustee
Paul R. Laubscher
*	Trustee
James A. Nussle
*	Trustee
Verne O. Sedlacek
*	Trustee
Constance L. Souders
*	Trustee
Russell W. Swansen

*	John D. Jackon, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Trustees of Thrivent Core Funds pursuant to the powers of attorney duly executed by such persons. Powers of attorney are incorporated by reference from the registration statement of Registrant on Form N-1A (Exhibit (q)), file no. 333-218855/811-23149, filed on February 28, 2019.

Dated: January 9, 2020	/s/ John D. Jackson
John D. Jackson Attorney-in-Fact